Significant Accounting Policies - Summary of Adopting IFRS 9 Impact on the Statement of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017
Assets
Trade receivables	R$ 136,611		R$ 94,936
Equity
Retained earnings			R$ 81,992
Application of IFRS9 [member]
Assets
Trade receivables		R$ (5,757)
Tax effects		1,450
Equity
Retained earnings		R$ (4,307)